Chase Growth Fund
A series of Advisors Series Trust

September 1, 2004

Supplement to the Prospectus
dated January 20, 2004

The Board of Trustees of the Advisors Series Trust, on behalf of the Chase Growth Fund (the "Fund") has approved a new service provider arrangement for the Fund:

▪	Effective September 27, 2004, U.S. Bancorp Fund Services, LLC will replace Fund Services, Inc. as transfer agent. Accordingly, on and after September 27, 2004, all references to Fund Services, Inc. as transfer agent in the prospectus and SAI should be changed to U.S. Bancorp Fund Services, LLC.

Effective on and after September 27, 2004, the addresses in the "Purchase Shares by Mail" and "Selling Your Shares by Mail" paragraphs of "How to Invest" section of the prospectus are replaced with the following:

Regular Mail	Registered/Overnight Mail
Chase Growth Fund	Chase Growth Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

Effective on and after September 27, 2004, to "Purchase Shares By Wire," send the wire using the following instructions:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA# 075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
Further Credit: (Chase Growth Fund)
(Shareholder name and account number)

To conduct business by telephone, you will continue to use the same telephone number: 1-888-861-7556

Effective on and after September 27, 2004, the address on the back cover of the prospectus is deleted and replaced with the following:

Chase Growth Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Effective September 27, 2004, in the SAI, the paragraph under the Section titled "Custodian and Transfer Agent" is amended, with regard to the transfer agent, to include the following:

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, is the transfer agent for the Fund. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder’s account, answering shareholders’ inquiries concerning their accounts, processing purchase and redemptions of the Fund’s shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions. The Custodian, Distributor, Administrator and Transfer Agent are affiliated companies.

The date of this Supplement is September 1, 2004.

Please retain this Supplement for future reference.